Concentrations	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 4. Concentrations

Our steam room product sales were concentrated with only one customer. Sales were made without collateral and the credit-related losses were insignificant or non-existent. Accordingly, there was no provision made to include an allowance for doubtful accounts.